Related Party Transactions (Narrative) (Details)	3 Months Ended											9 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) policy		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Policy charges and fee income													$ 1,230,601,000	[1]	$ 1,300,095,000	[1]	$ 624,320,000
Company's share of corporate expenses													(1,655,673,000)		(2,044,942,000)		(201,644,000)
Net investment income													884,001,000		550,235,000		367,350,000
Accrued investment income					$ 160,027,000								219,635,000		160,027,000
Contributed capital													0		776,657,000		575,000,000
Prudential Insurance
Related Party Transaction [Line Items]
Contributed capital	$ 405,000,000	$ 7,000,000	$ 3,000,000	$ 8,000,000	457,000,000	$ 3,813,000,000		$ 106,000,000	$ 175,000,000	$ 75,000,000	$ 325,000,000
Return of Capital							$ 34,000,000						0				0
Dividend													0		0		0
PALAC
Related Party Transaction [Line Items]
Contributed capital					167,000,000
PALAC
Related Party Transaction [Line Items]
Market value of loan		$ 324,000,000										$ 324,000,000
Premium												$ 24,000,000
Prudential Insurance and Prudential FInancial
Related Party Transaction [Line Items]
Life Insurance, Corporate or Bank Owned, amount					5,248,000,000								4,512,000,000		5,248,000,000
Fees related to Life Insurance, Corporate or Bank Owned, amount													52,000,000		56,000,000		50,000,000
Prudential Insurance
Related Party Transaction [Line Items]
Stock option program plan expense													1,000,000		1,000,000		1,000,000
Deferred compensation program expense													5,000,000		4,000,000		5,000,000
Pension plan expense													19,000,000		14,000,000		17,000,000
Welfare plan expense													$ 15,000,000		13,000,000		18,000,000
Defined contribution plan, employer matching contribution, percent (up to)													4.00%
Defined contribution plan, cost recognized													$ 9,000,000		5,000,000		7,000,000
Number of Corporate Owned Life Insurance policies sold | policy													5
Prudential Financial
Related Party Transaction [Line Items]
Company's share of corporate expenses													$ 105,000,000		86,000,000		76,000,000
Number of Corporate Owned Life Insurance policies sold | policy													1
Affiliated Entity
Related Party Transaction [Line Items]
Net investment income													$ 4,600,000		1,700,000
Accrued interested receivable related to long-tern notes receivable					1,000,000								1,000,000		1,000,000
Revenues related to long-term notes receivable													3,000,000		4,000,000		4,000,000
Accrued investment income					300,000								500,000		300,000
Line of credit facility, maximum borrowing capacity													7,000,000,000
Interest expense related to loans payable													3,200,000		400,000		700,000
Affiliated Entity | PAD
Related Party Transaction [Line Items]
Policy charges and fee income													611,000,000		379,000,000		529,000,000
Affiliated Entity | ASTISI and Prudential Investments
Related Party Transaction [Line Items]
Revenue administrative sharing agreement													306,000,000		374,000,000		344,000,000
Affiliated Entity | PGIM Investments
Related Party Transaction [Line Items]
Revenue administrative sharing agreement													36,000,000		21,000,000		11,000,000
Affiliated Entity | PGIM
Related Party Transaction [Line Items]
Net investment income													41,000,000		20,000,000		15,000,000
Prudential Financial Joint Venture
Related Party Transaction [Line Items]
Other invested assets					$ 466,000,000								606,000,000		466,000,000
Net investment income													21,000,000		$ 39,000,000		$ 12,000,000
PGF
Related Party Transaction [Line Items]
Investment Income, Interest													$ 137,000,000

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.